Financial instruments - Sensitivity analysis – exposure to interest rates – derivative financial instruments (Details) - Interest rate risk [member] R$ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2024 BRL (R$)	Jun. 30, 2024 BRL (R$)
Possible 25%
Disclosure of detailed information about financial instruments [line items]
Sensitivity Analysis, Interest Rate, Percentage of Increase (Decrease)	25.00%	25.00%
Possible 25% | CDI | Derivative options
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	R$ (662,127)	R$ (662,127)
Possible 25% | CDI | Derivative swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(80,807)	(80,807)
Possible 25% | SOFR | Derivative swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	R$ (143,819)	R$ (143,819)
Remote 50%
Disclosure of detailed information about financial instruments [line items]
Sensitivity Analysis, Interest Rate, Percentage of Increase (Decrease)	50.00%	50.00%
Remote 50% | CDI | Derivative options
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	R$ (1,317,419)	R$ (1,317,419)
Remote 50% | CDI | Derivative swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(158,606)	(158,606)
Remote 50% | SOFR | Derivative swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(275,609)	(275,609)
Probable (base value) | CDI | Derivative options
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(1,333,266)	(1,333,266)
Probable (base value) | CDI | Derivative swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(589,917)	(589,917)
Probable (base value) | SOFR | Derivative swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	R$ (589,917)	R$ (589,917)